Interim Period - Schedule of Interim Period (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 202,415	$ 220,947	$ 221,281	$ 204,329	$ 218,687	$ 211,514	$ 197,112	$ 189,891
Gross profit	42,822	46,633	46,319	43,694	47,673	46,472	46,681	43,547	179,468	184,373	183,833
Net loss	(9,353)	(7,087)	(9,131)	(11,021)	(9,526)	(8,866)	(10,245)	(12,810)	(36,592)	(41,447)	(44,384)
Net loss per share	$ (1.37)	$ (1.01)	$ (1.39)	$ (1.64)	$ (1.52)	$ (1.39)	$ (1.73)	$ (2.12)
Current assets	203,630	211,464	223,550	203,722	209,097	211,266	200,703	205,819	203,630	209,097
Current liabilities	$ 161,061	$ 167,253	$ 171,700	$ 157,168	$ 157,503	$ 166,520	$ 152,200	$ 166,226	$ 161,061	$ 157,503